Note 9 - Related Party Transactions	3 Months Ended
Mar. 31, 2015
Notes
Note 9 - Related Party Transactions

NOTE 9 – Related Party Transactions

During the periods ended March 31, 2015 and March 31, 2014, related party transactions included:

President and Chief Executive Officer, Director, Board Chair. For the period ended March 31, 2015: (i) compensation of $32,500; (ii) Black-Scholes expense amortization of $54,483 related to 1,500,000 options granted on December 19, 2014 of which 750,000 vest on June 30, 2015 and 750,000 vest on December 31, 2015; and (ii) office rent of $3,900. For the period ended March 31, 2014: (i) compensation of $30,000; and (ii) Black-Scholes expense amortization of $55,643 related to 1,000,000 options granted on December 12, 2013, which never vested and were cancelled on December 19, 2014.

Chief Financial Officer, Secretary and Treasurer: For the period ended March 31, 2015: (i) compensation of $31,250; and (ii) office rent of $2,250. For the period ended March 31, 2014: (i) consulting fees of $22,500; and (ii) a signing bonus expense for 50,000 shares at a price of $0.80 per share, for aggregate compensation of $40,000, was recorded as a stock payable commitment to our new CFO as of March 19, 2014.

(Former) Chief Financial Officer, Secretary and Treasurer; spouse of President and CEO. For the period ended March 31, 2015: consulting fees of $375. For the period ended March 31, 2014: compensation of $16,500 from January 1 to March 17, 2014.

(Former) Chief Scientific Officer; Director. For the period ended March 31, 2015: consulting fees of $4,000. For the period ended March 31, 2014: (i) payment of $60,000 as the final installment of CSO contract buy-out negotiated during fiscal 2013; and (ii) Black-Scholes expense amortization of $55,643 related to 1,000,000 options granted on December 12, 2013, which never vested and were cancelled on December 19, 2014.

Directors: Related party transactions for one of our directors included: (i) for the period ended March 31, 2015: nil transactions; and (ii) for the period ended March 31, 2014: Black-Scholes expense recording of $114,236 for 750,000 options granted on December 19, 2014 which vested immediately and which were cancelled on December 19, 2014.

At March 31, 2015 and December 31, 2014, the Company had related party accounts payable of $nil and $nil, respectively; and shareholder loans of $nil and $nil, respectively.